Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of gross carrying amount
	Stage1	Stage2	Stage3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	66,166	-	-	66,166
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	3,857	-	-	3,857
Write-off	-	-	-	-
FX and other adjustments	662	-	-	662
At December 31, 2020	70,685	-	-	70,685
	Stage 1	Stage 2	Stage 3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	101	-	-	101
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	1,252	-	-	1,252
Write-off	-	-	-	-
FX and other adjustments	1	-	-	1
At December 31, 2020	1,354			1,354
	Stage1	Stage2	Stage3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019	63,745	4,949	-	68,694
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	1,428	(4,914)	-	(3,486)
Write-off	-	-	-	-
FX and other adjustments	993	(35)	-	958
At December 31, 2019	66,166	-	-	66,166
	Stage 1	Stage 2	Stage 3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	88	18	-	106
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	65	(18)	-	47
Write-off	-	-	-	-
FX and other adjustments	(52)	-	-	(52)
At December 31, 2019	101	-	-	101